TD Auto Finance LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 08-Jan-13 Page 1 of 3

Payment Determination Statement Number	28
Distribution Date	08-Jan-13
Record Date	07-Jan-13

Dates Covered	From and Including	To and Including
Collections Period	01-Dec-12	31-Dec-12
Accrual Period	10-Dec-12	07-Jan-13
30/360 Days	30
Actual/360 Days	29

Collateral Pool Balance Data	Number of Accounts	$ Amount
Pool Balance—Beginning of Period	60,997	$328,228,853.91
Collections of Installment Principal		23,090,452.01
Collections Attributable to Full Payoffs		7,338,062.19
Principal Amount of Repurchases		0.00
Principal Amount of Gross Losses		941,806.01

Pool Balance—End of Period(EOP)	57,856	$296,858,533.70

Pool Statistics		End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)		$2,100,840,515.46
Pool Factor (Pool Balance as a % of Initial Pool Balance)		14.13%

Ending Overcollateralization(O/C) Amount		$105,042,025.77
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)		154.762%
Ending Reserve Account Balance		$10,504,202.58

Net Credit Losses		$261,837.93	Trigger	Compliance?
Net Credit Loss Percentage		1.641%	8.00%	Yes
Cumulative Net Credit Losses		$34,471,570.52
Cumulative Recovery Ratio		51.768%

		$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent		$12,216,840.88	4.115%	2,108
61-90 Days Delinquent		1,621,285.64	0.546%	229
91-120 Days Delinquent		391,754.39	0.132%	44
121 Days or More Delinquent		0.00	0.000%	0
Repossessions		755,719.39	0.255%	80
(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount		$2,768,759.42
60+ Days Delinquency Ratio (3 mos weighted avg.)		0.82678%

		Current Month	Prior Month
Weighted Average A.P.R.		7.543%	7.527%
Weighted Average Remaining Term (months)		15.55	16.22
Weighted Average Seasoning (months)		55.44	54.61

TD Auto Finance LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 08-Jan-13 Page 2 of 3

Cash Sources
Collections of Installment Principal	$23,090,452.01
Collections Attributable to Full Payoffs	7,338,062.19
Principal Amount of Repurchases	0.00
Recoveries on Loss Accounts	679,968.08
Collections of Interest	2,039,373.94
Investment Earnings	733.14
Reserve Account Draw	0.00

Total Sources	$33,148,589.36

Cash Uses
Servicer Fee	$273,524.04
Backup Servicer Fee	2,735.24
A Note Interest	0.00
First Priority Principal Distribution Amount	0.00
B Note Interest	45,458.64
Second Priority Principal Distribution Amount	0.00
C Note Interest	134,803.33
Third Priority Principal Distribution Amount	0.00
D Note Interest	320,449.07
Fourth Priority Principal Distribution Amount	0.00
Replenish Reserve Fund	0.00
Required Principal Distribution Amount	31,370,320.21
Indemnity Amounts	0.00
Additional Servicing Fees	0.00
Distribution to Class E Noteholders	1,001,298.83

Total Cash Uses	$33,148,589.36

Administrative Payment
Total Principal and Interest Sources	$33,148,589.36
Investment Earnings in Trust Account	(733.14)
Daily Collections Remitted	(33,147,856.22)
Reserve Account Draw	0.00
Servicer Fee	(273,524.04)
Distribution to Class E Noteholders	(1,001,298.83)

Payment Due to/(from) Trust Account	($1,274,822.87)

O/C Release (Prospectus pg S42)
Pool Balance	$296,858,533.70

Total Securities	$191,816,507.93

Adjusted O/C Amount	$105,042,025.77

Target Overcollateralization Amount	$105,042,025.77

O/C Release Period?	Yes

O/C Release	$1,001,298.83

Current Net Credit Loss Percentage	1.641%

If Net Credit Loss Percentage is	Required O/C %
<=5.50%	8.00%
>5.50% but <=6.50%	12.00%
>6.50%	15.00%
Current Required O/C%		8.000%

TD Auto Finance LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 08-Jan-13 Page 3 of 3

Notes	Beginning Balance	Ending Balance	Ending Balance per $1000 Face	Principal Payment	Principal per $1000 Face	Interest Payment	Interest $1000 Face
Class A-1 688,000,000.00 @ 0.33579%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-2 720,000,000.00 @ 0.69%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-3 318,891,000.00 @ 0.91%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class B 82,983,000.00 @ 1.65%	33,060,828.14	1,690,507.93	20.3717379	31,370,320.21	378.0330936	45,458.64	0.5478067
Class C 80,882,000.00 @ 2.00%	80,882,000.00	80,882,000.00	1,000.0000000	0.00	0.0000000	134,803.33	1.6666666
Class D 109,244,000.00 @ 3.52%	109,244,000.00	109,244,000.00	1,000.0000000	0.00	0.0000000	320,449.07	2.9333334

Total Notes	$223,186,828.14	$191,816,507.93		$31,370,320.21		$500,711.04

*	Class A-2, A-3, B, C, and D interest is computed on a 30/360 basis.

Manager                                 02-Jan-13

(248) 427-2557                        Date